Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
EQUITY AWARD GRANT PRACTICES
We maintain the following equity award granting practices:

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The Company generally does not grant new awards of stock options, stock appreciation rights or similar option-like instruments to its employees and has not granted such an award to its employees since fiscal year 2022.

-	Commencing in fiscal year 2025, our non-employee directors now have the option to choose to receive all or a portion of their annual equity grant in the form of restricted stock or stock options.

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Annual restricted stock award grants for our employees are approved by the Compensation Committee and granted in January of the applicable fiscal year. Annual equity award grants for our non-employee directors are generally approved and granted in April or May of the applicable fiscal year.

-	We do not take material non-public information (“MNPI”) into account when determining the timing and terms of equity awards, and we have never had a practice of doing so.

-	We have never timed, and do not plan to time, the release of MNPI for the purpose of affecting the value of executive compensation.
Our equity award accounting complies with U.S. GAAP and is disclosed in our applicable SEC filings.

Award Timing Method	We do not take material non-public information (“MNPI”) into account when determining the timing and terms of equity awards, and we have never had a practice of doing so.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have never timed, and do not plan to time, the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false